OTHER RECEIVABLES, NET	12 Months Ended
Jun. 30, 2018
Other Receivables [Abstract]
Other Receivables Disclosure [Text Block]
NOTE 6. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

Third Party	June 30, 2017	June 30, 2018	June 30, 2018
Current Portion	RMB	RMB	U.S. Dollars
Loans to third parties (A)	1,115,720	2,640,469	398,875
Business advances to officers and staffs (B)	2,999,761	1,787,866	270,079
Deposits for projects	1,189,329	1,665,002	251,518
VAT recoverable	-	1,438,949	217,370
Others	307,119	690,597	104,323
Allowance for doubtful accounts	(1,505,419)	(901,930)	(136,247)
Total	¥4,106,510	¥7,320,953	$1,105,918

Provision for doubtful accounts of other receivables was ¥455,574, ¥247,612 and ¥109,302 ($16,511) for the years ended June 30, 2016, 2017 and 2018, respectively.

(A)	Loans to third-parties are mainly used for short-term funding to support the Company’s external business partners. These loans are due on demand bearing no interest.

(B)
Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

Movement of allowance for doubtful accounts is as follows:

	June 30, 2017	June 30, 2018	June 30, 2018
	RMB	RMB	U.S. Dollars
Beginning balance	¥1,277,807	¥1,505,419	$227,412
Charge to expense	247,612	109,302	16,511
Less: write-off	(20,000)	(712,791)	(107,676)
Ending balance	¥1,505,419	¥901,930	$136,247